Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Feb. 02, 2024	Feb. 03, 2023	Jan. 28, 2022	Jan. 29, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain of our financial performance. For further information concerning our variable pay-for-performance philosophy and how we align executive compensation with our performance, refer to “Compensation Discussion and Analysis.”
							Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for CEO Todd J. Vasos ($)	Summary Compensation Table Total for Former CEO Jeffery C. Owen ($)	Compensation Actually Paid to CEO Todd J. Vasos ($)(1)	Compensation Actually Paid to Former CEO Jeffery C. Owen ($)(1)	Average Summary Compensation Table Total for Non-CEO Named Executive Officers ($)(2)	Average Compensation Actually Paid to Non-CEO Named Executive Officers ($)(1)(2)	Total Shareholder Return ($)(3)	Peer Group Total Shareholder Return ($)(4)	Former Peer Group Total Shareholder Return ($)(4)	Net Income ($)(5)	Adjusted EBIT ($)(6)
2023	8,980,117	6,912,197	(2,056,638)	(24,320)	2,255,670	(464,265)	92.43	159.96	162.21	1,661,274,000	2,597,313,000
2022	15,621,406	12,032,684	34,630,029	15,272,360	3,512,266	6,376,349	152.34	141.50	125.62	2,415,989,000	3,590,529,000
2021	16,618,873	—	30,774,890	—	3,891,597	6,426,452	135.23	139.54	153.61	2,399,232,000	3,455,592,000
2020	16,452,823	—	51,714,395	—	3,991,825	8,861,693	127.80	117.55	141.39	2,655,050,000	3,630,107,000

(1)
Compensation Actually Paid reflects the value of equity calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each year shown. The equity award valuations used in these calculations are consistent with, and do not materially differ from, the Company’s practice of equity award valuation at grant date. For the PSUs tied to adjusted ROIC performance, change in fair value is based on the Company’s estimate of the probable outcome of the adjusted ROIC performance goal for the relevant performance period as of the last day of the relevant fiscal year. The dollar amounts do not reflect the actual amounts of compensation earned by or paid to Messrs. Vasos or Owen or the actual average amount of compensation earned by or paid to our other named executive officers as a group during the applicable year. To calculate Compensation Actually Paid, the following amounts were deducted from and added to Summary Compensation Table total compensation:

CEO (Vasos) Summary Compensation Table Total to Compensation Actually Paid:
Year	Salary ($)	Stock and Option Awards ($)	Non-Equity Incentive Compensation ($)	All Other Compensation ($)(a)	Summary Compensation Table Total ($)	Deductions from Summary Compensation Table Total ($)(b)	Additions to Summary Compensation Table Total ($)(c)	Compensation Actually Paid ($)
2023	652,461	7,952,550	—	375,106	8,980,117	(7,952,550)	(3,084,205)	(2,056,638)
2022	1,391,720	11,517,337	2,520,000	192,349	15,621,406	(11,517,337)	30,525,960	34,630,029
2021	1,350,052	10,418,597	4,544,529	305,695	16,618,873	(10,418,597)	24,574,614	30,774,890
2020	1,341,718	8,948,115	6,075,000	87,990	16,452,823	(8,948,115)	44,209,687	51,714,395
Former CEO (Owen) Summary Compensation Table Total to Compensation Actually Paid:
Year	Salary ($)	Stock and Option Awards ($)	Non-Equity Incentive Compensation ($)	All Other Compensation ($)(a)	Summary Compensation Table Total ($)	Deductions from Summary Compensation Table Total ($)(b)	Additions to Summary Compensation Table Total ($)(c)	Compensation Actually Paid ($)
2023	792,439	6,030,777	—	88,981	6,912,197	(6,030,777)	(905,740)	(24,320)
2022	962,310	9,629,223	1,344,299	96,852	12,032,684	(9,629,223)	12,868,899	15,272,360
Average Non-CEO Named Executive Officers Summary Compensation Table Total to Compensation Actually Paid (all amounts are averaged for each component of each relative year):
Year	Salary ($)	Stock and Option Awards ($)	Non-Equity Incentive Compensation ($)	All Other Compensation ($)(a)	Summary Compensation Table Total ($)	Deductions from Summary Compensation Table Total ($)(b)	Additions to Summary Compensation Table Total ($)(c)	Compensation Actually Paid ($)
2023	564,873	1,267,919	—	422,879	2,255,670	(1,267,919)	(1,452,017)	(464,265)
2022	711,643	2,004,911	675,264	120,448	3,512,266	(2,004,911)	4,868,994	6,376,349
2021	718,426	1,740,541	1,340,080	92,551	3,891,597	(1,740,541)	4,275,396	6,426,452
2020	634,595	1,620,602	1,353,871	382,757	3,991,825	(1,620,602)	6,490,470	8,861,693

(a)
Reflects “All Other Compensation” reported in the Summary Compensation Table for each year shown.
(b)
Represents the grant date fair value of equity-based awards granted each year. We did not report a change in pension value for any of the years reflected in this table, therefore a deduction from the Summary Compensation Table total related to pension value was not required.

(c)
Reflects the value of equity calculated in accordance with the SEC’s methodology for determining Compensation Actually Paid for each year shown.

The following table includes supplemental data for the calculation resulting in the equity component of Mr. Vasos’s Compensation Actually Paid for the periods indicated:
Year	Addition of Fair Value of Current Year Equity Awards Unvested at Fiscal Year End ($)	Addition of Change in Value of Prior Years’ Equity Awards Unvested at Fiscal Year End ($)	Addition of Change in Value of Prior Years’ Equity Awards That Vested in Fiscal Year ($)	Equity Value Included in Compensation Actually Paid ($)
2023	12,092,500	(11,953,353)	(3,223,353)	(3,084,205)
2022	18,548,895	7,315,148	4,661,916	30,525,960
2021	20,063,063	2,900,588	1,610,963	24,574,614
2020	24,865,308	16,856,565	2,487,814	44,209,687
The following table includes supplemental data for the calculation resulting in the equity component of Mr. Owen’s Compensation Actually Paid for the period indicated:
Year	Addition of Fair Value of Current Year Equity Awards Unvested at Fiscal Year End ($)	Addition of Change in Value of Prior Years’ Equity Awards Unvested at Fiscal Year End ($)	Addition of Change in Value of Prior Years’ Equity Awards That Vested in Fiscal Year ($)	Equity Value Included in Compensation Actually Paid ($)
2023	—	—	(905,740)	(905,740)
2022	10,142,910	1,682,984	1,043,005	12,868,899
The following table includes supplemental data for the calculation resulting in the equity component of the non-CEO named executive officers’ average Compensation Actually Paid for the periods indicated:
Year	Additions of Average Fair Value of Current Year Equity Awards Unvested at Fiscal Year End ($)	Additions of Average Change in Value of Prior Years’ Equity Awards Unvested at Fiscal Year End ($)	Additions of Average Change in Value of Prior Years’ Equity Awards That Vested in Fiscal Year ($)	Average Equity Value Included in Compensation Actually Paid ($)
2023	353,167	(1,418,895)	(386,289)	(1,452,017)
2022	3,168,564	1,048,097	652,334	4,868,994
2021	3,351,740	535,079	388,578	4,275,396
2020	4,004,324	2,332,449	153,697	6,490,470

(2)
Named executive officers (other than the CEO) for each fiscal year are:

2023 Other Named Executive Officers	2022 Other Named Executive Officers	2021 Other Named Executive Officers	2020 Other Named Executive Officers
Kelly M. Dilts, Executive Vice President & Chief Financial Officer	John W. Garratt, President & Chief Financial Officer	John W. Garratt, Executive Vice President & Chief Financial Officer	John W. Garratt, Executive Vice President & Chief Financial Officer
John W. Garratt, Former President & Chief Financial Officer	Emily C. Taylor, Executive Vice President & Chief Merchandising Officer	Jeffery C. Owen, Chief Operating Officer	Jeffery C. Owen, Chief Operating Officer
Emily C. Taylor, Executive Vice President & Chief Merchandising Officer	Rhonda M. Taylor, Executive Vice President & General Counsel	Rhonda M. Taylor, Executive Vice President & General Counsel	Jason S. Reiser, former Executive Vice President & Chief Merchandising Officer
Rhonda M. Taylor, Executive Vice President & General Counsel	Carman R. Wenkoff, Executive Vice President & Chief Information Officer	Carman R. Wenkoff, Executive Vice President & Chief Information Officer	Rhonda M. Taylor, Executive Vice President & General Counsel
Carman R. Wenkoff, Executive Vice President & Chief Information Officer			Carman R. Wenkoff, Executive Vice President & Chief Information Officer
Antonio Zuazo, Former Executive Vice President, Global Supply Chain

(3)
Cumulative total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period.
(4)
Represents the peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P 500 Consumer Staples Distribution & Retail Index. The former peer group used for this purpose is the following published industry index: S&P 500 Consumer Discretionary Distribution & Retail Index. Until 2023, we were included in the S&P 500 Consumer Discretionary Distribution & Retail Index (formerly known as the S&P 500 Retailing Index), but during 2023, we were moved to the S&P 500 Consumer Staples Distribution & Retail Index. As a result, we have selected the S&P 500 Consumer Staples Distribution & Retail Index as our peer index.

(5)
The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable year.

(6)
Adjusted EBIT is defined in “Compensation Discussion and Analysis—Short-Term Cash Incentive Plan—2023 Teamshare Structure.” All amounts for prior years have been calculated using this Adjusted EBIT definition. While we use several financial performance measures for the purpose of evaluating performance for our compensation programs, we have determined that adjusted EBIT, in our assessment, represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our named executive officers, for the most recently completed fiscal year, to Company performance.

Company Selected Measure Name	Adjusted EBIT
Named Executive Officers, Footnote
(2)
Named executive officers (other than the CEO) for each fiscal year are:

2023 Other Named Executive Officers	2022 Other Named Executive Officers	2021 Other Named Executive Officers	2020 Other Named Executive Officers
Kelly M. Dilts, Executive Vice President & Chief Financial Officer	John W. Garratt, President & Chief Financial Officer	John W. Garratt, Executive Vice President & Chief Financial Officer	John W. Garratt, Executive Vice President & Chief Financial Officer
John W. Garratt, Former President & Chief Financial Officer	Emily C. Taylor, Executive Vice President & Chief Merchandising Officer	Jeffery C. Owen, Chief Operating Officer	Jeffery C. Owen, Chief Operating Officer
Emily C. Taylor, Executive Vice President & Chief Merchandising Officer	Rhonda M. Taylor, Executive Vice President & General Counsel	Rhonda M. Taylor, Executive Vice President & General Counsel	Jason S. Reiser, former Executive Vice President & Chief Merchandising Officer
Rhonda M. Taylor, Executive Vice President & General Counsel	Carman R. Wenkoff, Executive Vice President & Chief Information Officer	Carman R. Wenkoff, Executive Vice President & Chief Information Officer	Rhonda M. Taylor, Executive Vice President & General Counsel
Carman R. Wenkoff, Executive Vice President & Chief Information Officer			Carman R. Wenkoff, Executive Vice President & Chief Information Officer
Antonio Zuazo, Former Executive Vice President, Global Supply Chain

Peer Group Issuers, Footnote
(4)
Represents the peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P 500 Consumer Staples Distribution & Retail Index. The former peer group used for this purpose is the following published industry index: S&P 500 Consumer Discretionary Distribution & Retail Index. Until 2023, we were included in the S&P 500 Consumer Discretionary Distribution & Retail Index (formerly known as the S&P 500 Retailing Index), but during 2023, we were moved to the S&P 500 Consumer Staples Distribution & Retail Index. As a result, we have selected the S&P 500 Consumer Staples Distribution & Retail Index as our peer index.

Adjustment To PEO Compensation, Footnote
(1)
Compensation Actually Paid reflects the value of equity calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each year shown. The equity award valuations used in these calculations are consistent with, and do not materially differ from, the Company’s practice of equity award valuation at grant date. For the PSUs tied to adjusted ROIC performance, change in fair value is based on the Company’s estimate of the probable outcome of the adjusted ROIC performance goal for the relevant performance period as of the last day of the relevant fiscal year. The dollar amounts do not reflect the actual amounts of compensation earned by or paid to Messrs. Vasos or Owen or the actual average amount of compensation earned by or paid to our other named executive officers as a group during the applicable year. To calculate Compensation Actually Paid, the following amounts were deducted from and added to Summary Compensation Table total compensation:

CEO (Vasos) Summary Compensation Table Total to Compensation Actually Paid:
Year	Salary ($)	Stock and Option Awards ($)	Non-Equity Incentive Compensation ($)	All Other Compensation ($)(a)	Summary Compensation Table Total ($)	Deductions from Summary Compensation Table Total ($)(b)	Additions to Summary Compensation Table Total ($)(c)	Compensation Actually Paid ($)
2023	652,461	7,952,550	—	375,106	8,980,117	(7,952,550)	(3,084,205)	(2,056,638)
2022	1,391,720	11,517,337	2,520,000	192,349	15,621,406	(11,517,337)	30,525,960	34,630,029
2021	1,350,052	10,418,597	4,544,529	305,695	16,618,873	(10,418,597)	24,574,614	30,774,890
2020	1,341,718	8,948,115	6,075,000	87,990	16,452,823	(8,948,115)	44,209,687	51,714,395
Former CEO (Owen) Summary Compensation Table Total to Compensation Actually Paid:
Year	Salary ($)	Stock and Option Awards ($)	Non-Equity Incentive Compensation ($)	All Other Compensation ($)(a)	Summary Compensation Table Total ($)	Deductions from Summary Compensation Table Total ($)(b)	Additions to Summary Compensation Table Total ($)(c)	Compensation Actually Paid ($)
2023	792,439	6,030,777	—	88,981	6,912,197	(6,030,777)	(905,740)	(24,320)
2022	962,310	9,629,223	1,344,299	96,852	12,032,684	(9,629,223)	12,868,899	15,272,360
Average Non-CEO Named Executive Officers Summary Compensation Table Total to Compensation Actually Paid (all amounts are averaged for each component of each relative year):
Year	Salary ($)	Stock and Option Awards ($)	Non-Equity Incentive Compensation ($)	All Other Compensation ($)(a)	Summary Compensation Table Total ($)	Deductions from Summary Compensation Table Total ($)(b)	Additions to Summary Compensation Table Total ($)(c)	Compensation Actually Paid ($)
2023	564,873	1,267,919	—	422,879	2,255,670	(1,267,919)	(1,452,017)	(464,265)
2022	711,643	2,004,911	675,264	120,448	3,512,266	(2,004,911)	4,868,994	6,376,349
2021	718,426	1,740,541	1,340,080	92,551	3,891,597	(1,740,541)	4,275,396	6,426,452
2020	634,595	1,620,602	1,353,871	382,757	3,991,825	(1,620,602)	6,490,470	8,861,693

(a)
Reflects “All Other Compensation” reported in the Summary Compensation Table for each year shown.
(b)
Represents the grant date fair value of equity-based awards granted each year. We did not report a change in pension value for any of the years reflected in this table, therefore a deduction from the Summary Compensation Table total related to pension value was not required.

(c)
Reflects the value of equity calculated in accordance with the SEC’s methodology for determining Compensation Actually Paid for each year shown.

The following table includes supplemental data for the calculation resulting in the equity component of Mr. Vasos’s Compensation Actually Paid for the periods indicated:
Year	Addition of Fair Value of Current Year Equity Awards Unvested at Fiscal Year End ($)	Addition of Change in Value of Prior Years’ Equity Awards Unvested at Fiscal Year End ($)	Addition of Change in Value of Prior Years’ Equity Awards That Vested in Fiscal Year ($)	Equity Value Included in Compensation Actually Paid ($)
2023	12,092,500	(11,953,353)	(3,223,353)	(3,084,205)
2022	18,548,895	7,315,148	4,661,916	30,525,960
2021	20,063,063	2,900,588	1,610,963	24,574,614
2020	24,865,308	16,856,565	2,487,814	44,209,687
The following table includes supplemental data for the calculation resulting in the equity component of Mr. Owen’s Compensation Actually Paid for the period indicated:
Year	Addition of Fair Value of Current Year Equity Awards Unvested at Fiscal Year End ($)	Addition of Change in Value of Prior Years’ Equity Awards Unvested at Fiscal Year End ($)	Addition of Change in Value of Prior Years’ Equity Awards That Vested in Fiscal Year ($)	Equity Value Included in Compensation Actually Paid ($)
2023	—	—	(905,740)	(905,740)
2022	10,142,910	1,682,984	1,043,005	12,868,899
The following table includes supplemental data for the calculation resulting in the equity component of the non-CEO named executive officers’ average Compensation Actually Paid for the periods indicated:
Year	Additions of Average Fair Value of Current Year Equity Awards Unvested at Fiscal Year End ($)	Additions of Average Change in Value of Prior Years’ Equity Awards Unvested at Fiscal Year End ($)	Additions of Average Change in Value of Prior Years’ Equity Awards That Vested in Fiscal Year ($)	Average Equity Value Included in Compensation Actually Paid ($)
2023	353,167	(1,418,895)	(386,289)	(1,452,017)
2022	3,168,564	1,048,097	652,334	4,868,994
2021	3,351,740	535,079	388,578	4,275,396
2020	4,004,324	2,332,449	153,697	6,490,470

Non-PEO NEO Average Total Compensation Amount	$ 2,255,670	$ 3,512,266	$ 3,891,597	$ 3,991,825
Non-PEO NEO Average Compensation Actually Paid Amount	$ (464,265)	6,376,349	6,426,452	8,861,693
Adjustment to Non-PEO NEO Compensation Footnote
(1)
Compensation Actually Paid reflects the value of equity calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each year shown. The equity award valuations used in these calculations are consistent with, and do not materially differ from, the Company’s practice of equity award valuation at grant date. For the PSUs tied to adjusted ROIC performance, change in fair value is based on the Company’s estimate of the probable outcome of the adjusted ROIC performance goal for the relevant performance period as of the last day of the relevant fiscal year. The dollar amounts do not reflect the actual amounts of compensation earned by or paid to Messrs. Vasos or Owen or the actual average amount of compensation earned by or paid to our other named executive officers as a group during the applicable year. To calculate Compensation Actually Paid, the following amounts were deducted from and added to Summary Compensation Table total compensation:

CEO (Vasos) Summary Compensation Table Total to Compensation Actually Paid:
Year	Salary ($)	Stock and Option Awards ($)	Non-Equity Incentive Compensation ($)	All Other Compensation ($)(a)	Summary Compensation Table Total ($)	Deductions from Summary Compensation Table Total ($)(b)	Additions to Summary Compensation Table Total ($)(c)	Compensation Actually Paid ($)
2023	652,461	7,952,550	—	375,106	8,980,117	(7,952,550)	(3,084,205)	(2,056,638)
2022	1,391,720	11,517,337	2,520,000	192,349	15,621,406	(11,517,337)	30,525,960	34,630,029
2021	1,350,052	10,418,597	4,544,529	305,695	16,618,873	(10,418,597)	24,574,614	30,774,890
2020	1,341,718	8,948,115	6,075,000	87,990	16,452,823	(8,948,115)	44,209,687	51,714,395
Former CEO (Owen) Summary Compensation Table Total to Compensation Actually Paid:
Year	Salary ($)	Stock and Option Awards ($)	Non-Equity Incentive Compensation ($)	All Other Compensation ($)(a)	Summary Compensation Table Total ($)	Deductions from Summary Compensation Table Total ($)(b)	Additions to Summary Compensation Table Total ($)(c)	Compensation Actually Paid ($)
2023	792,439	6,030,777	—	88,981	6,912,197	(6,030,777)	(905,740)	(24,320)
2022	962,310	9,629,223	1,344,299	96,852	12,032,684	(9,629,223)	12,868,899	15,272,360
Average Non-CEO Named Executive Officers Summary Compensation Table Total to Compensation Actually Paid (all amounts are averaged for each component of each relative year):
Year	Salary ($)	Stock and Option Awards ($)	Non-Equity Incentive Compensation ($)	All Other Compensation ($)(a)	Summary Compensation Table Total ($)	Deductions from Summary Compensation Table Total ($)(b)	Additions to Summary Compensation Table Total ($)(c)	Compensation Actually Paid ($)
2023	564,873	1,267,919	—	422,879	2,255,670	(1,267,919)	(1,452,017)	(464,265)
2022	711,643	2,004,911	675,264	120,448	3,512,266	(2,004,911)	4,868,994	6,376,349
2021	718,426	1,740,541	1,340,080	92,551	3,891,597	(1,740,541)	4,275,396	6,426,452
2020	634,595	1,620,602	1,353,871	382,757	3,991,825	(1,620,602)	6,490,470	8,861,693

(a)
Reflects “All Other Compensation” reported in the Summary Compensation Table for each year shown.
(b)
Represents the grant date fair value of equity-based awards granted each year. We did not report a change in pension value for any of the years reflected in this table, therefore a deduction from the Summary Compensation Table total related to pension value was not required.

(c)
Reflects the value of equity calculated in accordance with the SEC’s methodology for determining Compensation Actually Paid for each year shown.

The following table includes supplemental data for the calculation resulting in the equity component of Mr. Vasos’s Compensation Actually Paid for the periods indicated:
Year	Addition of Fair Value of Current Year Equity Awards Unvested at Fiscal Year End ($)	Addition of Change in Value of Prior Years’ Equity Awards Unvested at Fiscal Year End ($)	Addition of Change in Value of Prior Years’ Equity Awards That Vested in Fiscal Year ($)	Equity Value Included in Compensation Actually Paid ($)
2023	12,092,500	(11,953,353)	(3,223,353)	(3,084,205)
2022	18,548,895	7,315,148	4,661,916	30,525,960
2021	20,063,063	2,900,588	1,610,963	24,574,614
2020	24,865,308	16,856,565	2,487,814	44,209,687
The following table includes supplemental data for the calculation resulting in the equity component of Mr. Owen’s Compensation Actually Paid for the period indicated:
Year	Addition of Fair Value of Current Year Equity Awards Unvested at Fiscal Year End ($)	Addition of Change in Value of Prior Years’ Equity Awards Unvested at Fiscal Year End ($)	Addition of Change in Value of Prior Years’ Equity Awards That Vested in Fiscal Year ($)	Equity Value Included in Compensation Actually Paid ($)
2023	—	—	(905,740)	(905,740)
2022	10,142,910	1,682,984	1,043,005	12,868,899
The following table includes supplemental data for the calculation resulting in the equity component of the non-CEO named executive officers’ average Compensation Actually Paid for the periods indicated:
Year	Additions of Average Fair Value of Current Year Equity Awards Unvested at Fiscal Year End ($)	Additions of Average Change in Value of Prior Years’ Equity Awards Unvested at Fiscal Year End ($)	Additions of Average Change in Value of Prior Years’ Equity Awards That Vested in Fiscal Year ($)	Average Equity Value Included in Compensation Actually Paid ($)
2023	353,167	(1,418,895)	(386,289)	(1,452,017)
2022	3,168,564	1,048,097	652,334	4,868,994
2021	3,351,740	535,079	388,578	4,275,396
2020	4,004,324	2,332,449	153,697	6,490,470

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
As described in greater detail in “Compensation Discussion and Analysis,” our executive compensation program reflects a variable pay for performance philosophy. The financial metrics that the Compensation Committee selects for both our short-term cash incentive plan and our long-term equity incentive program are selected in order to fulfill our pay for performance philosophy and to align the interests of our named executive officers and our shareholders. Our most important financial performance measures for linking executive compensation actually paid to our named executive officers, for the most recently completed fiscal year, to our performance are as follows:
•
Adjusted EBIT

Adjusted EBITDA

Adjusted ROIC

Adjusted EBIT, adjusted EBITDA and adjusted ROIC are defined in “Compensation Discussion and Analysis—Short-Term Cash Incentive Plan—2023 Teamshare Structure,” “Compensation Discussion and Analysis—Long-Term Equity Incentive Program—2023 Annual Equity Award Structure,” and “Compensation Discussion and Analysis—Long-Term Equity Incentive Program—2021 PSU Awards—Completed 2021-2023 Performance Period,” respectively.

Total Shareholder Return Amount	$ 92.43	152.34	135.23	127.8
Peer Group Total Shareholder Return Amount	159.96	141.5	139.54	117.55
Net Income (Loss)	$ 1,661,274,000	$ 2,415,989,000	$ 2,399,232,000	$ 2,655,050,000
Company Selected Measure Amount	2,597,313,000	3,590,529,000	3,455,592,000	3,630,107,000
Former Peer Group Total Shareholder Return	$ 162.21	$ 125.62	$ 153.61	$ 141.39
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBIT
Non-GAAP Measure Description
(6)
Adjusted EBIT is defined in “Compensation Discussion and Analysis—Short-Term Cash Incentive Plan—2023 Teamshare Structure.” All amounts for prior years have been calculated using this Adjusted EBIT definition. While we use several financial performance measures for the purpose of evaluating performance for our compensation programs, we have determined that adjusted EBIT, in our assessment, represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our named executive officers, for the most recently completed fiscal year, to Company performance.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted ROIC
Todd J. Vasos [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,980,117	15,621,406	16,618,873	16,452,823
PEO Actually Paid Compensation Amount	$ (2,056,638)	34,630,029	30,774,890	51,714,395
PEO Name	Todd J. Vasos
Salary	$ 652,461	1,391,720	1,350,052	1,341,718
Equity Awards	7,952,550	11,517,337	10,418,597	8,948,115
Non-Equity Incentive Plan Compensation		2,520,000	4,544,529	6,075,000
All Other Compensation	375,106	192,349	305,695	87,990
Todd J. Vasos [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,952,550)	(11,517,337)	(10,418,597)	(8,948,115)
Todd J. Vasos [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,084,205)	30,525,960	24,574,614	44,209,687
Todd J. Vasos [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,092,500	18,548,895	20,063,063	24,865,308
Todd J. Vasos [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,953,353)	7,315,148	2,900,588	16,856,565
Todd J. Vasos [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,223,353)	4,661,916	1,610,963	2,487,814
Jeffery C. Owen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	6,912,197	12,032,684
PEO Actually Paid Compensation Amount	$ (24,320)	15,272,360
PEO Name	Jeffery C. Owen
Salary	$ 792,439	962,310
Equity Awards	6,030,777	9,629,223
Non-Equity Incentive Plan Compensation		1,344,299
All Other Compensation	88,981	96,852
Jeffery C. Owen [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,030,777)	(9,629,223)
Jeffery C. Owen [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(905,740)	12,868,899
Jeffery C. Owen [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		10,142,910
Jeffery C. Owen [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,682,984
Jeffery C. Owen [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(905,740)	1,043,005
Non-PEO NEO [Member]
Pay vs Performance Disclosure
Salary	564,873	711,643	718,426	634,595
Equity Awards	1,267,919	2,004,911	1,740,541	1,620,602
Non-Equity Incentive Plan Compensation		675,264	1,340,080	1,353,871
All Other Compensation	422,879	120,448	92,551	382,757
Non-PEO NEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,267,919)	(2,004,911)	(1,740,541)	(1,620,602)
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,452,017)	4,868,994	4,275,396	6,490,470
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	353,167	3,168,564	3,351,740	4,004,324
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,418,895)	1,048,097	535,079	2,332,449
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (386,289)	$ 652,334	$ 388,578	$ 153,697